SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 23
form 13F Information Table Value Total: $65,712
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      357     4842 SH       Sole                     4842
AmerisourceBergen Corp.        COM              03073e105     3792   169450 SH       Sole                   169450
Berkshire Hathaway - Cl B      COM              084670207      688      207 SH       Sole                      207
Biosante Pharmaceuticals       COM              09065V203       25    12700 SH       Sole                    12700
Capital Southwest Corp.        COM              140501107     6621    86270 SH       Sole                    86270
Cisco Systems Inc.             COM              17275r102      289    12290 SH       Sole                    12290
Conocophillips                 COM              20825C104      464    10278 SH       Sole                    10278
Diageo PLC Sponsored ADR       COM              25243Q205      911    14810 SH       Sole                    14810
DIRECTV Group, Inc.            COM              25459L106     3372   122270 SH       Sole                   122270
Grainger WW Inc.               COM              384802104      286     3200 SH       Sole                     3200
Johnson & Johnson              COM              478160104      292     4789 SH       Sole                     4789
McDonalds Corp.                COM              580135101     4085    71575 SH       Sole                    71575
Microsoft Corp.                COM              594918104     6193   240795 SH       Sole                   240795
Motorola Inc.                  COM              620076109     5115   595514 SH       Sole                   595514
Petsmart Inc.                  COM              716768106     6584   302725 SH       Sole                   302725
Pfizer Inc.                    COM              717081103      175    10580 SH       Sole                    10580
Procter & Gamble               COM              742718109      385     6646 SH       Sole                     6646
Sara Lee Corp.                 COM              803111103     4400   394975 SH       Sole                   394975
Speedway Motorsports           COM              847788106     3778   262535 SH       Sole                   262535
Symantec Corp.                 COM              871503108     3802   230815 SH       Sole                   230815
Tri-Continental Corp.          COM              895436103     2421   219695 SH       Sole                   219695
Viad Corp.                     COM              92552R406     5852   293939 SH       Sole                   293939
Wal-Mart Stores Inc.           COM              931142103     5645   114991 SH       Sole                   114991